Stock Option Plans, Stock-Based Compensation (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Total stock-based compensation recognized as compensation expense [Abstract]
Total compensation expense	$ 0	$ 9	$ 1	$ 18	$ 24	$ 60
Option Grants [Member]
Total stock-based compensation recognized as compensation expense [Abstract]
Total compensation expense	0	9	1	18	24	49
Restricted Stock Grants [Member]
Total stock-based compensation recognized as compensation expense [Abstract]
Total compensation expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 11